Rights of Use - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	€ 111
Telefónica México
Disclosure of quantitative information about right-of-use assets [line items]
Increase in amortization, right-of-use assets	17	€ 40
Oi Group
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	105
Incremental Group Limited
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	1
BE-terna
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	€ 5